EMPLOYEE BENEFITS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE BENEFITS
Employee benefits expenses	121,147	100,219	83,985